SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

11. SHARE-BASED COMPENSATION

(a) Employee Stock Option Plan

On August 8, 2017, the Company adopted the 2017 Employee Stock Option Plan (“PRC Plan” or “2017 Plan”), which was replaced by the Amended and Restated 2017 Employee Stock Option Plan (“Global Plan”) on April 15, 2019 to reserve a pool of 4,388,060 shares of the Company’s ordinary shares to be granted to the officers, directors, employees and consultants of the Company as part of the Reorganization. The replacement of PRC Plan with Global Plan and revocation of the original 2017 Plan are viewed as having no accounting impacts as the 2017 Plan has remained effective throughout and there’s essentially no change but merely just to change the form of the plan due to the Reorganization. In July 2020, the Company adopted the Second Amended and Restated Employee Stock Option Plan (“the Second Global Plan”) and increased the maximum number of shares issuable to 7,388,060. In October 2020, the Company adopted the Third Amended and Restated Employee Stock Option Plan (“the Third Global Plan”) and increased the maximum number of shares issuable to 10,216,234. The terms of the Second Global Plan and the Third Global Plan are substantially the same other than the maximum aggregate number of shares the Company may issue under the respective plan.

Share options granted will be exercisable upon the Company completes a listing and the grantee renders service to the Company in accordance with a stipulated service. Grantees are generally subject to a four-year vesting schedule, under which the shares vest in four equal instalments over the four years. The share option, to the extent then vested, shall become exercisable only upon the earlier of (i) a listing, or (ii) a sale of all or substantially all of the issued share capital of the Company, or (iii) a sale by the Company of all or substantially all of its assets (but excluding any internal reorganization).

Prior to the Company completes a listing, all share options granted to a grantee shall be forfeited at the time the grantee terminates his service with the Group. After the Company completes a listing, vested options not exercised by a grantee shall be exercised until later of: (i) 90 days after the date when the options become exercisable, or (ii) 3 months after the date of cessation of employment or directorship, or such longer period as the Board may determine. The share option awards shall expire no more than 10 years from their grant dates (“Option Period”). If a listing is not achieved, a share option will lapse automatically upon the expiry of the Option Period.

In December 2020, the Company adopted 2020 Share Incentive Plan (the “2020 Plan”), which will become effective immediately prior to the completion of the Company’s IPO. Under the 2020 Plan, the maximum aggregate number of ordinary shares available for issuance shall initially be three percent (3%) of the ordinary shares of the Company outstanding immediately upon completion of the Company’s IPO. Subsequently, the maximum aggregate number of ordinary shares available for issuance will be increased on an annual basis on the first calendar day of the fiscal year to be the lesser of a number determined by the board of directors or one percent (1%) of the total issued and outstanding ordinary shares on the last day of the immediately preceding fiscal year. The 2020 Plan is governed by the Company’s board of directors or a designated committee and permits various types of awards to be granted to eligible persons under specific terms and vesting schedule evidenced by an award agreement.

11. SHARE-BASED COMPENSATION (CONTINUED)

(a) Employee Stock Option Plan (Continued)

The following table sets forth the share options activities for the years ended December 31, 2020, 2021 and 2022:

			Weighted–	Weighted–	Weighted–
		Weighted–	Average	Average	Average
		Average	Grant	Grant	Remaining	Aggregate
	Number of	Exercise	Date	Date	Contractual	Intrinsic
	Options	Price	Fair Value	Fair Value	Term	Value
		US$ per	US$ per	RMB per
		option	option	option	Years	RMB
Outstanding at January 1, 2020	2,757,124	0.55	0.28	1.93	8.67	7,728
Granted	5,198,298	1.65	0.56	3.92	—	—
Forfeited	(545,823)	0.71	0.37	2.56	—	—
Outstanding at January 1, 2021	7,409,599	1.32	0.47	3.28	8.89	112,024
Granted	6,503,323	1.82	1.74	11.22	—	—
Forfeited	(280,222)	1.47	0.95	6.31	—	—
Exercised	(530,110)	0.51	0.28	1.89	—	—
Outstanding at January 1, 2022	13,102,590	1.60	1.10	7.21	8.86	12,335
Granted	4,314,826	0.69	0.38	2.52	—	—
Forfeited	(1,384,672)	1.45	1.14	7.52	—	—
Exercised	(164,815)	0.30	0.22	1.47	—	—
Expired	(705,383)	1.20	0.84	5.66	—	—
Outstanding at December 31, 2022	15,162,546	1.39	0.91	5.98	8.14	1,290
Vested and expected to vest at December 31, 2022	15,162,546	1.39	0.91	5.98	8.14	1,290
Exercisable at December 31, 2022	6,555,655	1.06	0.79	5.24	7.68	1,290

11. SHARE-BASED COMPENSATION (CONTINUED)

Fair value of share options

The fair value of options was determined using the binomial option valuation model, with the assistance from an independent third-party appraiser. The binomial model requires the input of subjective assumptions, including the expected volatility, the exercise multiple, the risk-free rate and the dividend yield. For expected volatility, the Group has made reference to historical volatility of several comparable companies in the same industry. The exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. The risk-free rate for periods within the contractual life of the options is based on the market yield of U.S. Treasury Strips plus China country risk premium with a maturity life equal to the remaining maturity life of the options as of the valuation date, sourced from Bloomberg. The dividend yield is based on our expected dividend policy over the contractual life of the options.

The assumptions used to estimate the fair value of the share options granted are as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2020	December 31, 2021	December 31, 2022
Risk-free interest rate	1.6%-2.1%	1.1%-1.8%	1.8%-3.7%
Dividend yield	0%	0%	0%
Expected volatility range	54.9%-58.1%	52.2%-56.4%	55.6%-57.0%
Exercise multiple	2.20-2.80	2.20-2.80	2.20-2.80
Contractual life	10 years	10 years	10 years

Since the exercisability was dependent upon the listing, and it was not probable that this performance condition could be achieved until a listing, no share-based compensation expense was recorded for the year ended December 31, 2020. The Group has recognized RMB36,004 and RMB21,747 share-based compensation expenses relating to options vested for the year ended December 31, 2021 and 2022.

Share-based compensation expenses related to options were included in:

	As of December 31,
	2021	2022
	RMB	RMB	US$
			(Note 2)
Research and development expenses	15,670	10,581	1,534
Administrative expenses	20,334	11,166	1,619
Total	36,004	21,747	3,153

(b) Restricted Shares Units

During the year ended December 31, 2021 and 2022, the Company granted 1,494,650 and 479,741 restricted shares units (“RSUs”) to employees, directors and consultants under the 2020 Plan, respectively.

The Company measured the fair value of the RSUs based on the Company’s stock price on the date of the award grant. As of December 31, 2022, 1,737,902 RSUs were vested, the Company recognized the share-based compensation expense of RMB 24,380 and RMB2,355 for the year ended December 31, 2021 and 2022.

Share-based compensation expenses related to RSUs were included in:

	As of December 31,
	2021	2022
	RMB	RMB	US$
			(Note 2)
Research and development expenses	4,052	644	93
Administrative expenses	20,328	1,711	248
Total	24,380	2,355	341